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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Blackstone Group L.P.
                 -------------------------------
   Address:      345 Park Avenue
                 -------------------------------
                 New York, NY 10154
                 -------------------------------

Form 13F File Number: 28-13114
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Friedman
         -------------------------------
Title:   Authorized Person
         -------------------------------
Phone:   (212) 583-5000
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Robert L. Friedman             New York, NY        November 14, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
                                        --------------------

Form 13F Information Table Entry Total: 72
                                        --------------------

Form 13F Information Table Value Total: $ 1,516,945
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    Number    Form 13F File Number         Name

      1       28-13113                     Blackstone Capital Partners V L.P.
    ------       -----------------         ----------------------------------

      2       28-12319                     Blackstone Kailix Advisors L.L.C.
    ------       -----------------         ----------------------------------

      3       28-12332                     GSO Capital Partners LP
    ------       -----------------         ----------------------------------

Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by its two founders, Mr. Stephen A. Schwarzman and Mr. Peter G. Peterson.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2008

                                                                                                              Voting Authority
                                                   Value (x  Shrs or prn SH/           Investment  Other   ----------------------
Name of Issuer          Title of Class    CUSIP     $1000)   amt         PRN  Put/Call Discretion Managers    Sole    Shared None
---------------------  ---------------- --------- ---------- ----------- ---- -------- ---------- -------- ---------- ------ ----
AK STL HLDG CORP       COM              001547108 $   25,920   1,000,000  SH              SOLE       2      1,000,000
ALCOA INC (a)          COM              013817101 $    5,645     250,000  SH    CALL      SOLE       3        250,000
ALPHA NATURAL
 RESOURCES INC         COM              02076X102 $  144,004   2,800,000  SH              SOLE       2      2,800,000
ALLIANCE DATA
 SYSTEMS CORP          COM              018581108 $  155,639   2,455,648  SH              SOLE       1      2,455,648
APPLIED MICRO
 CIRCUITS CORP         COM NEW          03822W406 $   11,212   1,874,998  SH              SOLE       2      1,874,998
BARCLAYS BK PLC        IPMS INDIA ETN   06739F291 $      466      10,300  SH              SOLE                 10,300
BHP BILLITON LTD       SPONSORED ADR    088606108 $   31,194     600,000  SH              SOLE       2        600,000
CALPINE CORP           COM NEW          131347304 $   26,414   2,031,857  SH              SOLE              2,031,857
CELANESE CORP DEL      COM SER A        150870103 $   27,974   1,002,303  SH              SOLE       2      1,002,303
CHINA MOBILE LIMITED   SPONSORED ADR    16941M109 $      228       4,550  SH              SOLE                  4,550
CKE RESTAURANTS INC    COM              12561E105 $      544      51,300  SH              SOLE       3         51,300
DANA HOLDING CORP      COM              235825205 $   11,931   2,465,122  SH              SOLE              2,465,122
DIRECTV GROUP INC      COM              25459L106 $   65,450   2,500,000  SH              SOLE       2      2,500,000
EAGLE ROCK ENERGY
 PARTNERS L            UNIT             26985R104 $    9,984     948,141  SH              SOLE       3        948,141
FBR CAPITAL MARKETS
 CORP                  COM              30247C301 $      225      34,732  SH              SOLE                 34,732
FBR CAPITAL MARKETS
 CORP                  COM              30247C301 $    1,225     189,089  SH              SOLE       3        189,089
FIFTH STREET FINANCE
 CORP                  COM              31678A103 $    2,513     250,000  SH              SOLE       2        250,000

                                                                                                              Voting Authority
                                                   Value (x  Shrs or prn SH/           Investment  Other   ----------------------
Name of Issuer          Title of Class    CUSIP     $1000)   amt         PRN  Put/Call Discretion Managers    Sole    Shared None
---------------------  ---------------- --------- ---------- ----------- ---- -------- ---------- -------- ---------- ------ ----
FINISAR                COM              31787A101 $   10,100  10,000,000  SH              SOLE       2     10,000,000
FOCUS MEDIA HLDG LTD   SPONSORED ADR    34415V109 $      232       8,150  SH              SOLE                  8,150
GENERAL MLS INC        COM              370334104 $   10,308     150,000  SH              SOLE       2        150,000
GEORGIA GULF CORP      COM PAR $0.01    373200203 $    2,545   1,018,091  SH              SOLE       3      1,018,091
GOODRICH CORP          COM              382388106 $   10,874     261,392  SH              SOLE       2        261,392
HARMAN INTL INDS INC   COM              413086109 $   42,588   1,250,000  SH              SOLE       2      1,250,000
HESS CORP              COM              42809H107 $   53,065     646,500  SH              SOLE       2        646,500
HDFC BANK LTD          ADR REPS 3 SHS   40415F101 $      467       5,500  SH              SOLE                  5,500
HONEYWELL INTL INC     COM              438516106 $   20,775     500,000  SH              SOLE       2        500,000
HUNTSMAN CORP          COM              447011107 $    3,365     267,035  SH              SOLE                267,035
HUNTSMAN CORP          COM              447011107 $    3,465     275,000  SH    CALL      SOLE                275,000
HUNTSMAN CORP          COM              447011107 $    3,745     297,200  SH              SOLE       3        297,200
HUNTSMAN CORP          COM              447011107 $    5,670     450,000  SH    CALL      SOLE       3        450,000
ISHARES INC            MSCI TAIWAN      464286731 $      257      23,800  SH              SOLE                 23,800
ISHARES INC            MSCI SINGAPORE   464286673 $      107      11,000  SH              SOLE                 11,000
ISHARES INC            MSCI S KOREA     464286772 $      103       2,600  SH              SOLE                  2,600
ISHARES TR             FTSE XNHUA IDX   464287184 $      265       7,700  SH              SOLE                  7,700
ISHARES TR             RUSSELL 2000     464287655 $   34,000     500,000  SH     PUT      SOLE       3        500,000
KB HOME                COM              48666K109 $    4,920     250,000  SH              SOLE       2        250,000
LEHMAN BROS HLDGS INC  COM              524908100 $       20      92,500  SH              SOLE                 92,500
LEHMAN BROS HLDGS INC  COM              524908100 $       27     125,000  SH     PUT      SOLE                125,000
LEHMAN BROS HLDGS INC  COM              524908100 $       27     125,000  SH    CALL      SOLE                125,000
LEHMAN BROS HLDGS INC  COM              524908100 $       24     113,500  SH              SOLE       3        113,500

                                                                                                              Voting Authority
                                                   Value (x  Shrs or prn SH/           Investment  Other   ----------------------
Name of Issuer          Title of Class    CUSIP     $1000)   amt         PRN  Put/Call Discretion Managers    Sole    Shared None
---------------------  ---------------- --------- ---------- ----------- ---- -------- ---------- -------- ---------- ------ ----
LEHMAN BROS HLDGS INC  COM              524908100 $       54     250,000  SH     PUT      SOLE       3        250,000
LEHMAN BROS HLDGS INC  COM              524908100 $       54     250,000  SH    CALL      SOLE       3        250,000
LENDER PROCESSING
 SVCS INC              COM              52602E102 $    7,630     250,000  SH              SOLE       2        250,000
LORILLARD INC          COM              544147101 $  106,725   1,500,000  SH              SOLE       2      1,500,000
MERRILL LYNCH &
 CO INC                COM              590188108 $   44,275   1,750,000  SH              SOLE       2      1,750,000
MORGAN STANLEY ASIA
 PAC FD I              COM              61744U106 $      365      27,267  SH              SOLE                 27,267
MORGAN STANLEY
 CHINA A SH FD         COM              617468103 $      259       8,950  SH              SOLE                  8,950
NETEASE COM INC        SPONSORED ADR    64110W102 $      961      42,150  SH              SOLE                 42,150
NORTHWEST AIRLS CORP   COM              667280408 $   27,090   3,000,000  SH              SOLE       2      3,000,000
NRG ENERGY INC         COM NEW          629377508 $   12,375     500,000  SH              SOLE       2        500,000
ORBITZ WORLDWIDE INC   COM              68557K109 $  270,145  46,021,327  SH              SOLE       1     46,021,327
OSG AMER L P           COM UNIT LPI     671028108 $    4,420     500,000  SH              SOLE       2        500,000
PACTIV CORP            COM              695257105 $   12,415     500,000  SH              SOLE       2        500,000
PETROCHINA CO LTD      SPONSORED ADR    71646E100 $      366       3,560  SH              SOLE                  3,560
PRECISION CASTPARTS
 CORP                  COM              740189105 $   63,024     800,000  SH              SOLE       2        800,000
PULTE HOMES INC        COM              745867101 $    4,890     350,000  SH              SOLE       2        350,000
ROCKWOOD HLDGS INC     COM              774415103 $   64,150   2,500,000  SH              SOLE       2      2,500,000
RYLAND GROUP INC       COM              783764103 $    5,304     200,000  SH              SOLE       2        200,000
SANDRIDGE ENERGY INC   COM              80007P307 $   21,778   1,111,111  SH              SOLE       3      1,111,111
SPDR TR                UNIT SER 1       78462F103 $   57,995     500,000  SH     PUT      SOLE       3        500,000
TAIWAN SEMICONDUCTOR
 MFG LTD               SPONSORED ADR    874039100 $      171      18,250  SH              SOLE                 18,250
TIME WARNER CABLE INC  CL A             88732J108 $      399      16,503  SH              SOLE                 16,503

                                                                                                              Voting Authority
                                                   Value (x  Shrs or prn SH/           Investment  Other   ----------------------
Name of Issuer          Title of Class    CUSIP     $1000)   amt         PRN  Put/Call Discretion Managers    Sole    Shared None
---------------------  ---------------- --------- ---------- ----------- ---- -------- ---------- -------- ---------- ------ ----
TOLL BROTHERS INC      COM              889478103 $    5,046     200,000  SH              SOLE       2        200,000
TRANS1 INC             COM              89385X105 $    1,236     125,000  SH              SOLE       2        125,000
TRANSOCEAN INC NEW     SHS              G90073100 $   21,968     200,000  SH              SOLE       2        200,000
VIRGIN MOBILE USA INC  CL A             92769R108 $    2,205     750,000  SH              SOLE       2        750,000
WACHOVIA CORP NEW      COM              929903102 $       44      12,500  SH              SOLE                 12,500
WACHOVIA CORP NEW      COM              929903102 $      875     250,000  SH     PUT      SOLE                250,000
WACHOVIA CORP NEW      COM              929903102 $      122      34,800  SH              SOLE       3         34,800
WACHOVIA CORP NEW      COM              929903102 $    1,750     500,000  SH     PUT      SOLE       3        500,000
WALTER INDS INC        COM              93317Q105 $   47,450   1,000,000  SH              SOLE       2      1,000,000
YRC WORLDWIDE INC      COM              984249102 $    3,887     325,000  SH              SOLE       2        325,000

(a) Includes two series of ALCOA INC call options.